Segment Information - Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ 1,404,485.6	$ 16,440.0	₨ 1,248,003.4	₨ 913,988.5
Non-interest revenue	967,022.6	11,319.4	738,930.9	291,386.5
Less: Provision for credit losses	181,380.1	2,123.1	133,063.1	74,213.8
Total revenue, net	2,190,128.1	25,636.3	1,853,871.2	1,131,161.2
Salaries and staff benefits	(299,251.7)	(3,502.9)	(288,776.0)	(199,726.8)
Other than salaries and staff benefits expense	(496,463.1)	(5,811.4)	(477,670.4)	(269,052.6)
Claims and benefits paid pertaining to insurance business	(532,867.1)	(6,237.5)	(381,965.8)	0.0
Total non-interest expense	(1,328,581.9)	(15,551.8)	(1,148,412.2)	(468,779.4)
Income before income tax expense	861,546.2	10,084.5	705,459.0	662,381.8
Income tax expense	175,014.9	2,048.6	77,827.1	166,117.4
Net income before noncontrolling interest	686,531.3	8,035.9	627,631.9	496,264.4
Segment assets:
Segment total assets	48,187,671.1		44,118,573.0	25,755,624.0	$ 564,060.3
Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	1,404,485.6	16,440.0	1,248,003.4	913,988.5
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	0.0	$ 0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	972,819.5		802,998.2	643,295.7
Non-interest revenue	305,210.1		276,151.7	252,576.6
Less: Provision for credit losses	190,309.5		118,900.0	86,920.2
Total revenue, net	1,087,720.1		960,249.9	808,952.1
Salaries and staff benefits	(263,810.0)		(246,954.5)	(189,302.4)
Other than salaries and staff benefits expense	(330,405.2)		(301,798.6)	(243,387.5)
Total non-interest expense	(594,215.2)		(548,753.1)	(432,689.9)
Income before income tax expense	493,504.9		411,496.8	376,262.2
Segment assets:
Segment total assets	25,660,856.3		23,256,928.8	13,599,750.2
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	956,355.0		624,203.3	474,489.5
Retail Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	16,464.5		178,794.9	168,806.2
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	286,163.9		315,667.6	250,954.1
Non-interest revenue	52,654.6		24,303.9	42,286.9
Less: Provision for credit losses	(8,929.4)		14,163.1	(12,706.4)
Total revenue, net	347,747.9		325,808.4	305,947.4
Salaries and staff benefits	(11,863.1)		(23,096.5)	(8,618.3)
Other than salaries and staff benefits expense	(64,844.2)		(61,638.6)	(25,643.4)
Total non-interest expense	(76,707.3)		(84,735.1)	(34,261.7)
Income before income tax expense	271,040.6		241,073.3	271,685.7
Segment assets:
Segment total assets	13,784,529.5		13,133,744.0	9,274,409.1
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	169,440.6		249,868.7	367,857.6
Wholesale Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	116,723.3		65,798.9	(116,903.5)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income/(expense)	11,540.2		20,712.9	19,738.7
Non-interest revenue	42,448.9		11,784.3	(3,477.0)
Less: Provision for credit losses	0.0
Total revenue, net	53,989.1		32,497.2	16,261.7
Salaries and staff benefits	(2,249.6)		(2,232.5)	(1,806.1)
Other than salaries and staff benefits expense	(386.5)		(4,045.7)	(21.7)
Total non-interest expense	(2,636.1)		(6,278.2)	(1,827.8)
Income before income tax expense	51,353.0		26,219.0	14,433.9
Segment assets:
Segment total assets	3,204,355.4		2,731,823.5	2,881,464.7
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	144,728.0		265,306.7	71,641.4
Treasury Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	(133,187.8)		(244,593.8)	₨ (51,902.7)
Insurance Services
Segment Reporting Information [Line Items]
Net interest income/(expense)	133,733.0		86,474.6
Non-interest revenue	521,983.0		418,250.0
Less: Provision for credit losses	0.0
Total revenue, net	655,716.0		504,724.6
Salaries and staff benefits	(8,544.0)		(6,105.9)
Other than salaries and staff benefits expense	(93,757.2)		(105,692.1)
Claims and benefits paid pertaining to insurance business	(532,867.1)		(381,965.8)
Total non-interest expense	(635,168.3)		(493,763.8)
Income before income tax expense	20,547.7		10,960.8
Segment assets:
Segment total assets	4,917,053.5		4,387,398.1
Insurance Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	133,733.0		86,474.6
Insurance Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	0.0		0.0
Others
Segment Reporting Information [Line Items]
Net interest income/(expense)	229.0		22,150.1
Non-interest revenue	44,726.0		8,441.0
Less: Provision for credit losses	0.0
Total revenue, net	44,955.0		30,591.1
Salaries and staff benefits	(12,785.0)		(10,386.6)
Other than salaries and staff benefits expense	(7,070.0)		(4,495.4)
Total non-interest expense	(19,855.0)		(14,882.0)
Income before income tax expense	25,100.0		15,709.1
Segment assets:
Segment total assets	620,876.4		608,678.6
Others | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	229.0		22,150.1
Others | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ 0.0		₨ 0.0